G. FAIR VALUE MEASUREMENT, Nonrecurring basis (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Fair Value
Commercial real estate		$ 136
Residential- 1 to 4 family		301
Commercial and Industrial	$ 984	1,065
Total impaired assets measured at fair value	984	1,502
Quoted Prices in Active Markets for Identical Assets (Level 1)
Commercial real estate		0
Residential- 1 to 4 family		0
Commercial and Industrial	0	0
Total impaired assets measured at fair value	0	0
Other Observable Inputs (Level 2)
Commercial real estate		0
Residential- 1 to 4 family		0
Commercial and Industrial	0	0
Total impaired assets measured at fair value	0	0
Significant Unobservable Inputs(Level 3)
Commercial real estate		136
Residential- 1 to 4 family		301
Commercial and Industrial	984	1,065
Total impaired assets measured at fair value	$ 984	$ 1,502